Significant management judgement in applying accounting policies and estimating uncertainty	12 Months Ended
Jun. 30, 2025
Significant Management Judgement In Applying Accounting Policies And Estimating Uncertainty
Significant management judgement in applying accounting policies and estimating uncertainty

4. Significant management judgement in applying accounting policies and estimating uncertainty

When preparing the consolidated financial statements, management undertakes a number of judgements, estimates and assumptions about the recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgements, estimates and assumptions made by management, and will seldom equal the estimated results. The following are the judgements made by management in applying the accounting policies of the Group that have the most significant effect on these consolidated financial statements.

Capitalization of internally developed software

Distinguishing the research and development phases of a new customized software project and determining whether the recognition requirements for the capitalization of development costs are met, together with the allocation of time spent on these projects requires judgement. After capitalization, management monitors whether the recognition requirements continue to be met and whether there are any indicators that capitalized costs may be impaired (see Note 3.11). Costs relating to maintaining current technology platforms are expensed in the period they are incurred.

Estimating uncertainty

Impairment of non-financial assets

Intangible assets are reviewed for impairment whenever there is an indication that these assets may be impaired. This includes any capitalized internally developed software that is not yet complete and is not amortized. The Group considers the guidance of IAS 36 in assessing whether there is any indication that an item of the above assets may be impaired.

This assessment requires management’s judgement. If any such indication exists, the recoverable amount of the assets is estimated to ascertain the amount of impairment loss. The recoverable amount is defined as the higher of the fair value less cost to sell and value in use.

In determining the value in use of assets, the Group applies a discounted cash flow model where the future cash flows derived from such assets are discounted at an appropriate rate. Forecasts of future cash flow are estimated based on financial budgets and forecasts approved by the management.

Research and development tax incentives

The Company has recognized a receivable for the Australian R&D tax incentive. The estimate is based on time spent by employees on eligible R&D activities and costs incurred with external service providers. This represents a significant estimate due to the judgement required in assessing eligibility and allocating costs to the registered R&D projects. The receivable is recognized as management believes it is probable that the full amount will be recovered through a future claim.

Expected credit loss

The measurement of expected credit losses (“ECL”) on trade receivables and other financial assets requires the use of judgment and assumptions regarding the credit risk characteristics of counterparties and the expected timing and amount of future receipts. The Company estimates ECL by considering a range of factors, including historical loss experience, the aging profile of receivables, current and forecast economic conditions, and specific circumstances relating to individual customers or groups of customers. Forward-looking information, such as changes in macroeconomic conditions or industry trends that may impact customers’ ability to meet their obligations, is also incorporated into the assessment. Because these estimates rely on underlying assumptions about future events and the timing of receipts, actual credit losses may differ from those estimated, which could result in changes to the allowance for expected credit losses in future periods.

Useful lives and residual values of intangible assets

Management reviews its estimate of the useful lives and residual values of intangible assets at each reporting date, based on the expected utility of the assets. Uncertainties in these estimates relate to technological obsolescence that may change the utility of the Group’s capitalized development costs and other intangible assets.